Derivative Financial Instruments and Fair Value Measurement - Summary of Recurring Fair Value Measurements (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2013 Cash Equivalent Money Market Funds [Member]	Dec. 31, 2012 Cash Equivalent Money Market Funds [Member]	Jun. 30, 2014 Level 1 [Member]	Dec. 31, 2013 Level 1 [Member]	Dec. 31, 2013 Level 1 [Member] Cash Equivalent Money Market Funds [Member]	Dec. 31, 2012 Level 1 [Member] Cash Equivalent Money Market Funds [Member]	Jun. 30, 2014 Level 2 [Member]	Dec. 31, 2013 Level 2 [Member]	Dec. 31, 2013 Level 2 [Member] Cash Equivalent Money Market Funds [Member]	Dec. 31, 2012 Level 2 [Member] Cash Equivalent Money Market Funds [Member]	Jun. 30, 2014 Level 3 [Member]	Dec. 31, 2013 Level 3 [Member]	Dec. 31, 2013 Level 3 [Member] Cash Equivalent Money Market Funds [Member]	Dec. 31, 2012 Level 3 [Member] Cash Equivalent Money Market Funds [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Assets measured at fair value on a recurring basis	$ 17,544	$ 19,206	$ 11,617	$ 13,028	$ 12,936	$ 13,407	$ 11,617	$ 13,028	$ 4,608	$ 5,799	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0